UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------

  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     J. Carlo Cannell
          --------------------------------------
Address:  P.O. Box 3459
          --------------------------------------
          Jackson, WY 83001
          --------------------------------------

          --------------------------------------

Form 13F File Number:  28- 6453
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Carlo Cannell
        ------------------------------
Title:	Managing Member
        ------------------------------
Phone:	415-835-8300
        ------------------------------

Signature, Place, and Date of Signing:

       /s/ J. Carlo Cannell           Jackson, WY         08/13/2012
      ------------------------      ---------------     --------------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                          --------------
Form 13F Information Table Entry  Total:       75
                                          --------------
Form 13F Information Table Value Total:    $  116,442
                                          --------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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COLUMN 1                        COLUMN 2 COLUMN 3       COLUMN 4 COLUMN 5                COLUMN 6   COLUMN 7    COLUMN 8
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                                TITLE OF                   VALUE    SHRS OR   SH/ PUT/      INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS       CUSIP          (x$1000) PRN AMT   PRN CALL      DISCRETION MANAGERS SOLE SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------

BERKSHIRE HATHAWAY INC DEL      CL A        084670108      2,624    21               SH      SOLE                21        -      -
COWEN GROUP INC NEW             CL A        223622101      657      247,065          SH      SOLE                247,065   -      -
MAXLINEAR INC                   CL A        57776j100      1,045    210,747          SH      SOLE                210,747   -      -
TELECOMMUNICATION SYS INC       CL A        87929j103      7,577    6,160,201        SH      SOLE                6,160,201 -      -
VALUEVISION MEDIA INC           CL A        92047k107      4,882    2,347,317        SH      SOLE                2,347,317 -      -
ACCELRYS INC                    COM         00430u103      74       9,195            SH      SOLE                9,195     -      -
ACORN ENERGY INC                COM         004848107      527      63,294           SH      SOLE                63,294    -      -
ACTUATE CORP                    COM         00508b102      100      14,452           SH      SOLE                14,452    -      -
AFC ENTERPRISES INC             COM         00104q107      2,962    128,010          SH      SOLE                128,010   -      -
ALTRA HOLDINGS                  COM         02208r106      170      10,800           SH      SOLE                10,800    -      -
ALLIANCEBERNSTEIN INCOME FUN    COM         01881e101      111      13,398           SH      SOLE                13,398    -      -
AV HOMES INC                    COM         00234p102      4,791    328,614          SH      SOLE                328,614   -      -
BIGLARI HLDGS INC               COM         08986r101      541      1,400            SH      SOLE                1,400     -      -
BSB BANCORP INC MD              COM         05573h108      318      24,973           SH      SOLE                24,973    -      -
CAL DIVE INTL INC DEL           COM         12802t101      95       32,698           SH      SOLE                32,698    -      -
CENTRAL GARDEN & PET CO         COM         153527106      2,938    283,027          SH      SOLE                283,027   -      -
COMFORT SYS USA INC             COM         199908104      143      14,285           SH      SOLE                14,285    -      -
DEMAND MEDIA INC                COM         24802n109      66       5,852            SH      SOLE                5,852     -      -
DOUGLAS DYNAMICS INC            COM         25960r105      4,730    331,932          SH      SOLE                331,932   -      -
ECHO GLOBAL LOGISTICS INC       COM         27875t101      5,533    290,312          SH      SOLE                290,312   -      -
ESSA BANCORP INC                COM         29667d104      349      32,339           SH      SOLE                32,339    -      -
FEDFIRST FINL CORP NEW          COM         31429c101      314      21,955           SH      SOLE                21,955    -      -
GENERAL MOLY INC                COM         370373102      99       31,687           SH      SOLE                31,687    -      -
GLU MOBILE INC                  COM         379890106      4,291    780,271          SH      SOLE                780,271   -      -
GRAFTECH INTL LTD               COM         384313102      104      10,804           SH      SOLE                10,804    -      -
HAWAIIAN TELCOM HOLDCO INC      COM         420031106      3,250    166,556          SH      SOLE                166,556   -      -
HERCULES OFFSHORE INC           COM         427093109      145      40,920           SH      SOLE                40,920    -      -
HOOPER HOLMES INC               COM         439104100      2,218    3,704,426        SH      SOLE                3,704,426 -      -
IKANOS COMMUNICATIONS           COM         45173e105      495      572,716          SH      SOLE                572,716   -      -
INTRALINKS HLDGS INC            COM         46118h104      3,267    745,878          SH      SOLE                745,878   -      -
JACKSONVILLE BANCORP INC MD     COM         46924r106      294      17,392           SH      SOLE                17,392    -      -
KRISPY KREME DOUGHNUTS INC      COM         501014104      1,834    286,960          SH      SOLE                286,960   -      -
LATTICE SEMICONDUCTOR CORP      COM         518415104      177      47,270           SH      SOLE                47,270    -      -
LEE ENTERPRISES INC             COM         523768109      160      99,000           SH      SOLE                99,000    -      -
LEMAITRE VASCULAR INC           COM         525558201      2,497    416,234          SH      SOLE                416,234   -      -
LHC GROUP INC                   COM         50187a107      1,125    66,330           SH      SOLE                66,330    -      -
LIMONEIRA CO                    COM         532746104      1,213    74,812           SH      SOLE                74,812    -      -
MEDLEY CAP CORP                 COM         58503f106      656      54,472           SH      SOLE                54,472    -      -
MOCON INC                       COM         607494101      2,076    134,791          SH      SOLE                134,791   -      -
NATUS MEDICAL                   COM         639050103      295      25,351           SH      SOLE                25,351    -      -
NEW YORK & CO INC               COM         649295102      2,018    579,872          SH      SOLE                579,872   -      -
ONEIDA FINL CORP MD             COM         682479100      579      56,500           SH      SOLE                56,500    -      -
ONLINE RES CORP                 COM         68273g101      3,162    1,301,294        SH      SOLE                1,301,294 -      -
PC-TEL INC                      COM         69325q105      2,317    358,079          SH      SOLE                358,079   -      -
PEERLESS SYS CORP               COM         705536100      172      43,970           SH      SOLE                43,970    -      -
PEP BOYS MANNY MOE & JACK       COM         713278109      2,480    250,507          SH      SOLE                250,507   -      -
PERVASIVE SOFTWARE INC          COM         715710109      1,507    201,293          SH      SOLE                201,293   -      -
REIS INC                        COM         75936p105      2,903    302,251          SH      SOLE                302,251   -      -
RESPONSYS INC                   COM         761248103      65       5,336            SH      SOLE                5,336     -      -
RICHARDSON ELECTRS LTD          COM         763165107      3,901    316,370          SH      SOLE                316,370   -      -
SABRA HEALTH CARE REIT INC      COM         78573l106      238      13,886           SH      SOLE                13,886    -      -
SHORETEL INC                    COM         825211105      145      33,087           SH      SOLE                33,087    -      -
SPARK NETWORKS INC              COM         84651p100      2,648    513,153          SH      SOLE                513,153   -      -
STONERIDGE INC                  COM         86183p102      3,585    526,378          SH      SOLE                526,378   -      -
SUN HEALTHCARE GROUP INC NEW    COM         86677e100      2,271    271,278          SH      SOLE                271,278   -      -
TECUMSEH PRODUCTS               COM         878895200      26       5,182            SH      SOLE                5,182     -      -
THERAGENICS CORP                COM         883375107      2,907    1,446,121        SH      SOLE                1,446,121 -      -
THESTREET INC                   COM         88368q103      2,310    1,539,693        SH      SOLE                1,539,693 -      -
U S PHYSICAL THERAPY INC        COM         90337l108      91       3,589            SH      SOLE                3,589     -      -
URANERZ ENERGY CORP             COM         91688t104      548      377,769          SH      SOLE                377,769   -      -
W P CAREY & CO LLC              COM         92930y107      704      15,300           SH      SOLE                15,300    -      -
QUANTUM CORP                    COM DSSG    747906204      1,933    952,338          SH      SOLE                952,338   -      -
CONTANGO OIL & GAS COMPANY      COM NEW     21075n204      252      4,259            SH      SOLE                4,259     -      -
FINISAR CORP                    COM NEW     31787a507      125      8,385            SH      SOLE                8,385     -      -
HANGER ORTHOPEDIC GROUP INC     COM NEW     41043f208      158      6,150            SH      SOLE                6,150     -      -
MILLER INDS INC TENN            COM NEW     600551204      1,087    68,218           SH      SOLE                68,218    -      -
MULTIBAND CORP                  COM NEW     62544x209      3,760    1,579,776        SH      SOLE                1,579,776 -      -
OUTDOOR CHANNEL HLDGS INC       COM NEW     690027206      1,842    252,025          SH      SOLE                252,025   -      -
POINTS INTL LTD                 COM NEW     730843208      2,567    214,487          SH      SOLE                214,487   -      -
SABA SOFTWARE INC               COM NEW     784932600      85       9,159            SH      SOLE                9,159     -      -
U S CONCRETE INC                COM NEW     90333l201      1,476    295,123          SH      SOLE                295,123   -      -
JDS UNIPHASE CORP               COM PAR.001 46612j507      121      10,999           SH      SOLE                10,999    -      -
PULSE ELECTRONICS CORP          NOTE7%      74586waa4      1,673    2,000,000        SH      SOLE                2,000,000 -      -
AVATAR HLDGS INC                Note7.5%    053494ag5      1,898    1,900,000        SH      SOLE                1,900,000 -      -
PROSHARES TR                    ULTSHTCHINA 74347x567      145      5,250            SH      SOLE                5,250     -      -






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